Employees - Schedule of Charges Related to Equity-Settled Plans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of share based compensation plans [Line Items]
Income statement charge	€ (284)	€ (198)	€ (150)
Performance share plans [member]
Disclosure of share based compensation plans [Line Items]
Income statement charge	(273)	(185)	(143)
Other plans [member]
Disclosure of share based compensation plans [Line Items]
Income statement charge	€ (11)	€ (13)	€ (7)